Shareholder Report, Holdings (Details)	Jun. 30, 2026
C000206025 | 2027-11-15,Starwood Retail Property Trust
Holdings [Line Items]
Percent of Net Asset Value	13.90%
C000206025 | 2052-10-12,Morgan Stanley Capital I Trust
Holdings [Line Items]
Percent of Net Asset Value	13.40%
C000206025 | 2036-10-25,Carrington Mortgage Loan Trust
Holdings [Line Items]
Percent of Net Asset Value	7.90%
C000206025 | 2032-09-09,Morgan Stanley Capital I Trust
Holdings [Line Items]
Percent of Net Asset Value	5.40%
C000206025 | 2027-04-15,Structured Asset Securities Corporation
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000206025 | 2044-06-15,WFRBS Commercial Mortgage Trust
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000206025 | 2043-07-15,Freddie Mac REMICS
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000206025 | 2033-05-25,Mastr Asset Backed Securities Trust
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000206025 | 2048-11-10,Citigroup Commercial Mortgage Trust
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000206025 | 2041-07-16,Government National Mortgage Association
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000206025 | CMO12667FY58
Holdings [Line Items]
Percent of Total Investments	76.40%
C000206025 | Cash & Equivalent31846V328
Holdings [Line Items]
Percent of Total Investments	2.60%
C000206025 | U.S. Government & Agency Obligations3136A7NR9
Holdings [Line Items]
Percent of Total Investments	21.00%
C000206025 | Money Market Funds
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000206025 | CMO
Holdings [Line Items]
Percent of Net Asset Value	15.00%
C000206025 | ABS
Holdings [Line Items]
Percent of Net Asset Value	15.30%
C000206025 | U.S. Government & Agency Obligations
Holdings [Line Items]
Percent of Net Asset Value	19.70%
C000206025 | CMBS
Holdings [Line Items]
Percent of Net Asset Value	41.40%
C000206026 | 2027-11-15,Starwood Retail Property Trust
Holdings [Line Items]
Percent of Net Asset Value	13.90%
C000206026 | 2052-10-12,Morgan Stanley Capital I Trust
Holdings [Line Items]
Percent of Net Asset Value	13.40%
C000206026 | 2036-10-25,Carrington Mortgage Loan Trust
Holdings [Line Items]
Percent of Net Asset Value	7.90%
C000206026 | 2032-09-09,Morgan Stanley Capital I Trust
Holdings [Line Items]
Percent of Net Asset Value	5.40%
C000206026 | 2027-04-15,Structured Asset Securities Corporation
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000206026 | 2044-06-15,WFRBS Commercial Mortgage Trust
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000206026 | 2043-07-15,Freddie Mac REMICS
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000206026 | 2033-05-25,Mastr Asset Backed Securities Trust
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000206026 | 2048-11-10,Citigroup Commercial Mortgage Trust
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000206026 | 2041-07-16,Government National Mortgage Association
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000206026 | CMO12667FY58
Holdings [Line Items]
Percent of Total Investments	76.40%
C000206026 | Cash & Equivalent31846V328
Holdings [Line Items]
Percent of Total Investments	2.60%
C000206026 | U.S. Government & Agency Obligations3136A7NR9
Holdings [Line Items]
Percent of Total Investments	21.00%
C000206026 | Money Market Funds
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000206026 | CMO
Holdings [Line Items]
Percent of Net Asset Value	15.00%
C000206026 | ABS
Holdings [Line Items]
Percent of Net Asset Value	15.30%
C000206026 | U.S. Government & Agency Obligations
Holdings [Line Items]
Percent of Net Asset Value	19.70%
C000206026 | CMBS
Holdings [Line Items]
Percent of Net Asset Value	41.40%
C000206024 | 2027-11-15,Starwood Retail Property Trust
Holdings [Line Items]
Percent of Net Asset Value	13.90%
C000206024 | 2052-10-12,Morgan Stanley Capital I Trust
Holdings [Line Items]
Percent of Net Asset Value	13.40%
C000206024 | 2036-10-25,Carrington Mortgage Loan Trust
Holdings [Line Items]
Percent of Net Asset Value	7.90%
C000206024 | 2032-09-09,Morgan Stanley Capital I Trust
Holdings [Line Items]
Percent of Net Asset Value	5.40%
C000206024 | 2027-04-15,Structured Asset Securities Corporation
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000206024 | 2044-06-15,WFRBS Commercial Mortgage Trust
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000206024 | 2043-07-15,Freddie Mac REMICS
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000206024 | 2033-05-25,Mastr Asset Backed Securities Trust
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000206024 | 2048-11-10,Citigroup Commercial Mortgage Trust
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000206024 | 2041-07-16,Government National Mortgage Association
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000206024 | CMO12667FY58
Holdings [Line Items]
Percent of Total Investments	76.40%
C000206024 | Cash & Equivalent31846V328
Holdings [Line Items]
Percent of Total Investments	2.60%
C000206024 | U.S. Government & Agency Obligations3136A7NR9
Holdings [Line Items]
Percent of Total Investments	21.00%
C000206024 | Money Market Funds
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000206024 | CMO
Holdings [Line Items]
Percent of Net Asset Value	15.00%
C000206024 | ABS
Holdings [Line Items]
Percent of Net Asset Value	15.30%
C000206024 | U.S. Government & Agency Obligations
Holdings [Line Items]
Percent of Net Asset Value	19.70%
C000206024 | CMBS
Holdings [Line Items]
Percent of Net Asset Value	41.40%
C000143109 | 64828TAB8 | Rithm Capital Corporation
Holdings [Line Items]
Percent of Net Asset Value	7.50%
C000143109 | 70932AAH6 | PennyMac Corporation
Holdings [Line Items]
Percent of Net Asset Value	6.10%
C000143109 | 023138AA8 | Ambac Assurance Corporation
Holdings [Line Items]
Percent of Net Asset Value	5.70%
C000143109 | 577081BD3 | Mattel, Inc.
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000143109 | 69121KAG9 | Blue Owl Capital Corporation
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000143109 | 366651AC1 | Gartner, Inc.
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000143109 | 56035LAE4 | Main Street Capital Corporation
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000143109 | 345370CX6 | Ford Motor Company
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000143109 | 758075AF2 | Redwood Trust, Inc.
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000143109 | 03831WAB4 | AppLovin Corporation
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000143109 | Cash & Equivalent31846V328
Holdings [Line Items]
Percent of Total Investments	0.50%
C000143109 | Money Market Funds
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000143109 | Financials70932AAH6
Holdings [Line Items]
Percent of Total Investments	10.90%
C000143109 | Financials023138AA8
Holdings [Line Items]
Percent of Total Investments	88.60%
C000143109 | Materials
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000143109 | Technology
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000143109 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	5.40%
C000143109 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	8.00%
C000143109 | Energy
Holdings [Line Items]
Percent of Net Asset Value	8.50%
C000143109 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	15.00%
C000143109 | Communications
Holdings [Line Items]
Percent of Net Asset Value	15.90%
C000143109 | Financials
Holdings [Line Items]
Percent of Net Asset Value	37.40%
C000143110 | 64828TAB8 | Rithm Capital Corporation
Holdings [Line Items]
Percent of Net Asset Value	7.50%
C000143110 | 70932AAH6 | PennyMac Corporation
Holdings [Line Items]
Percent of Net Asset Value	6.10%
C000143110 | 023138AA8 | Ambac Assurance Corporation
Holdings [Line Items]
Percent of Net Asset Value	5.70%
C000143110 | 577081BD3 | Mattel, Inc.
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000143110 | 69121KAG9 | Blue Owl Capital Corporation
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000143110 | 366651AC1 | Gartner, Inc.
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000143110 | 56035LAE4 | Main Street Capital Corporation
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000143110 | 345370CX6 | Ford Motor Company
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000143110 | 758075AF2 | Redwood Trust, Inc.
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000143110 | 03831WAB4 | AppLovin Corporation
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000143110 | Cash & Equivalent31846V328
Holdings [Line Items]
Percent of Total Investments	0.50%
C000143110 | Money Market Funds
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000143110 | Financials70932AAH6
Holdings [Line Items]
Percent of Total Investments	10.90%
C000143110 | Financials023138AA8
Holdings [Line Items]
Percent of Total Investments	88.60%
C000143110 | Materials
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000143110 | Technology
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000143110 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	5.40%
C000143110 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	8.00%
C000143110 | Energy
Holdings [Line Items]
Percent of Net Asset Value	8.50%
C000143110 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	15.00%
C000143110 | Communications
Holdings [Line Items]
Percent of Net Asset Value	15.90%
C000143110 | Financials
Holdings [Line Items]
Percent of Net Asset Value	37.40%
C000143111 | 64828TAB8 | Rithm Capital Corporation
Holdings [Line Items]
Percent of Net Asset Value	7.50%
C000143111 | 70932AAH6 | PennyMac Corporation
Holdings [Line Items]
Percent of Net Asset Value	6.10%
C000143111 | 023138AA8 | Ambac Assurance Corporation
Holdings [Line Items]
Percent of Net Asset Value	5.70%
C000143111 | 577081BD3 | Mattel, Inc.
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000143111 | 69121KAG9 | Blue Owl Capital Corporation
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000143111 | 366651AC1 | Gartner, Inc.
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000143111 | 56035LAE4 | Main Street Capital Corporation
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000143111 | 345370CX6 | Ford Motor Company
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000143111 | 758075AF2 | Redwood Trust, Inc.
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000143111 | 03831WAB4 | AppLovin Corporation
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000143111 | Cash & Equivalent31846V328
Holdings [Line Items]
Percent of Total Investments	0.50%
C000143111 | Money Market Funds
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000143111 | Financials70932AAH6
Holdings [Line Items]
Percent of Total Investments	10.90%
C000143111 | Financials023138AA8
Holdings [Line Items]
Percent of Total Investments	88.60%
C000143111 | Materials
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000143111 | Technology
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000143111 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	5.40%
C000143111 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	8.00%
C000143111 | Energy
Holdings [Line Items]
Percent of Net Asset Value	8.50%
C000143111 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	15.00%
C000143111 | Communications
Holdings [Line Items]
Percent of Net Asset Value	15.90%
C000143111 | Financials
Holdings [Line Items]
Percent of Net Asset Value	37.40%
C000121700 | Invesco Senior Loan ETF
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000121700 | State Street SPDR Blackstone Senior Loan ETF
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000121700 | Broadstreet Partners Group, LLC, 6.174, 2031-06-16
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000121700 | LifePoint Health, Inc., 7.422, 2031-05-14
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000121700 | UKG, Inc., 6.167, 2031-02-10
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000121700 | Allied Universal Holdco, LLC, 6.923, 2032-08-06
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000121700 | Bausch + Lomb Corporation, 7.425, 2031-01-15
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000121700 | Star Parent, Inc., 7.672, 2030-09-19
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000121700 | Cengage Learning, Inc., 6.671, 2031-03-24
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000121700 | Heartland Dental, LLC, 7.12, 2032-08-07
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000121700 | Cash & Equivalent31846V328
Holdings [Line Items]
Percent of Total Investments	5.70%
C000121700 | Money Market Funds
Holdings [Line Items]
Percent of Net Asset Value	6.00%
C000121700 | Materials
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000121700 | Technology
Holdings [Line Items]
Percent of Net Asset Value	19.70%
C000121700 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	13.30%
C000121700 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	13.00%
C000121700 | Energy
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000121700 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	10.50%
C000121700 | Communications
Holdings [Line Items]
Percent of Net Asset Value	9.80%
C000121700 | Financials
Holdings [Line Items]
Percent of Net Asset Value	17.70%
C000121700 | CLO03771PAA3
Holdings [Line Items]
Percent of Total Investments	4.10%
C000121700 | Financials004961AA6
Holdings [Line Items]
Percent of Total Investments	5.70%
C000121700 | Fixed Income - Other46138G508
Holdings [Line Items]
Percent of Total Investments	4.10%
C000121700 | IndustrialsBL5017167
Holdings [Line Items]
Percent of Total Investments	80.40%
C000121700 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000121700 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000121700 | Fixed Income
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000121700 | CLO
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000121701 | Invesco Senior Loan ETF
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000121701 | State Street SPDR Blackstone Senior Loan ETF
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000121701 | Broadstreet Partners Group, LLC, 6.174, 2031-06-16
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000121701 | LifePoint Health, Inc., 7.422, 2031-05-14
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000121701 | UKG, Inc., 6.167, 2031-02-10
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000121701 | Allied Universal Holdco, LLC, 6.923, 2032-08-06
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000121701 | Bausch + Lomb Corporation, 7.425, 2031-01-15
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000121701 | Star Parent, Inc., 7.672, 2030-09-19
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000121701 | Cengage Learning, Inc., 6.671, 2031-03-24
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000121701 | Heartland Dental, LLC, 7.12, 2032-08-07
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000121701 | Cash & Equivalent31846V328
Holdings [Line Items]
Percent of Total Investments	5.70%
C000121701 | Money Market Funds
Holdings [Line Items]
Percent of Net Asset Value	6.00%
C000121701 | Materials
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000121701 | Technology
Holdings [Line Items]
Percent of Net Asset Value	19.70%
C000121701 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	13.30%
C000121701 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	13.00%
C000121701 | Energy
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000121701 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	10.50%
C000121701 | Communications
Holdings [Line Items]
Percent of Net Asset Value	9.80%
C000121701 | Financials
Holdings [Line Items]
Percent of Net Asset Value	17.70%
C000121701 | CLO03771PAA3
Holdings [Line Items]
Percent of Total Investments	4.10%
C000121701 | Financials004961AA6
Holdings [Line Items]
Percent of Total Investments	5.70%
C000121701 | Fixed Income - Other46138G508
Holdings [Line Items]
Percent of Total Investments	4.10%
C000121701 | IndustrialsBL5017167
Holdings [Line Items]
Percent of Total Investments	80.40%
C000121701 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000121701 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000121701 | Fixed Income
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000121701 | CLO
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000240463 | Invesco Senior Loan ETF
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000240463 | State Street SPDR Blackstone Senior Loan ETF
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000240463 | Broadstreet Partners Group, LLC, 6.174, 2031-06-16
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000240463 | LifePoint Health, Inc., 7.422, 2031-05-14
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000240463 | UKG, Inc., 6.167, 2031-02-10
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000240463 | Allied Universal Holdco, LLC, 6.923, 2032-08-06
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000240463 | Bausch + Lomb Corporation, 7.425, 2031-01-15
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000240463 | Star Parent, Inc., 7.672, 2030-09-19
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000240463 | Cengage Learning, Inc., 6.671, 2031-03-24
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000240463 | Heartland Dental, LLC, 7.12, 2032-08-07
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000240463 | Cash & Equivalent31846V328
Holdings [Line Items]
Percent of Total Investments	5.70%
C000240463 | Money Market Funds
Holdings [Line Items]
Percent of Net Asset Value	6.00%
C000240463 | Materials
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000240463 | Technology
Holdings [Line Items]
Percent of Net Asset Value	19.70%
C000240463 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	13.30%
C000240463 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	13.00%
C000240463 | Energy
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000240463 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	10.50%
C000240463 | Communications
Holdings [Line Items]
Percent of Net Asset Value	9.80%
C000240463 | Financials
Holdings [Line Items]
Percent of Net Asset Value	17.70%
C000240463 | CLO03771PAA3
Holdings [Line Items]
Percent of Total Investments	4.10%
C000240463 | Financials004961AA6
Holdings [Line Items]
Percent of Total Investments	5.70%
C000240463 | Fixed Income - Other46138G508
Holdings [Line Items]
Percent of Total Investments	4.10%
C000240463 | IndustrialsBL5017167
Holdings [Line Items]
Percent of Total Investments	80.40%
C000240463 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000240463 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000240463 | Fixed Income
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000240463 | CLO
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000121702 | Invesco Senior Loan ETF
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000121702 | State Street SPDR Blackstone Senior Loan ETF
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000121702 | Broadstreet Partners Group, LLC, 6.174, 2031-06-16
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000121702 | LifePoint Health, Inc., 7.422, 2031-05-14
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000121702 | UKG, Inc., 6.167, 2031-02-10
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000121702 | Allied Universal Holdco, LLC, 6.923, 2032-08-06
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000121702 | Bausch + Lomb Corporation, 7.425, 2031-01-15
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000121702 | Star Parent, Inc., 7.672, 2030-09-19
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000121702 | Cengage Learning, Inc., 6.671, 2031-03-24
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000121702 | Heartland Dental, LLC, 7.12, 2032-08-07
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000121702 | Cash & Equivalent31846V328
Holdings [Line Items]
Percent of Total Investments	5.70%
C000121702 | Money Market Funds
Holdings [Line Items]
Percent of Net Asset Value	6.00%
C000121702 | Materials
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000121702 | Technology
Holdings [Line Items]
Percent of Net Asset Value	19.70%
C000121702 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	13.30%
C000121702 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	13.00%
C000121702 | Energy
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000121702 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	10.50%
C000121702 | Communications
Holdings [Line Items]
Percent of Net Asset Value	9.80%
C000121702 | Financials
Holdings [Line Items]
Percent of Net Asset Value	17.70%
C000121702 | CLO03771PAA3
Holdings [Line Items]
Percent of Total Investments	4.10%
C000121702 | Financials004961AA6
Holdings [Line Items]
Percent of Total Investments	5.70%
C000121702 | Fixed Income - Other46138G508
Holdings [Line Items]
Percent of Total Investments	4.10%
C000121702 | IndustrialsBL5017167
Holdings [Line Items]
Percent of Total Investments	80.40%
C000121702 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000121702 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000121702 | Fixed Income
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000121702 | CLO
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000102758 | SPDR Gold MiniShares Trust
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000102758 | Belo Corporation, 7.75, 2027-06-01
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000102758 | Buckeye Partners, L.P., 4.125, 2027-12-01
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000102758 | Applied Materials, Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000102758 | Methanex Corporation, 5.125, 2027-10-15
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000102758 | ArcelorMittal S.A., 6.55, 2027-11-29
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000102758 | Nestle S.A. - ADR
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000102758 | Takeda Pharmaceutical Company Ltd. - ADR
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000102758 | CoreCivic, Inc., 4.75, 2027-10-15
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000102758 | Bunge Global S.A.
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000102758 | Cash & Equivalent31846V328
Holdings [Line Items]
Percent of Total Investments	3.00%
C000102758 | Money Market Funds
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000102758 | Materials
Holdings [Line Items]
Percent of Net Asset Value	8.40%
C000102758 | Technology
Holdings [Line Items]
Percent of Net Asset Value	12.90%
C000102758 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	7.70%
C000102758 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	8.50%
C000102758 | Energy
Holdings [Line Items]
Percent of Net Asset Value	7.40%
C000102758 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	13.50%
C000102758 | Communications
Holdings [Line Items]
Percent of Net Asset Value	11.30%
C000102758 | Financials
Holdings [Line Items]
Percent of Net Asset Value	6.70%
C000102758 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000102758 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	12.70%
C000102758 | Communications02079K107
Holdings [Line Items]
Percent of Total Investments	54.10%
C000102758 | Consumer Discretionary00751YAF3
Holdings [Line Items]
Percent of Total Investments	36.60%
C000102758 | Commodity98149E303
Holdings [Line Items]
Percent of Total Investments	4.30%
C000102758 | Consumer Staples5076705
Holdings [Line Items]
Percent of Total Investments	2.00%
C000102758 | Commodity
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000102759 | SPDR Gold MiniShares Trust
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000102759 | Belo Corporation, 7.75, 2027-06-01
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000102759 | Buckeye Partners, L.P., 4.125, 2027-12-01
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000102759 | Applied Materials, Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000102759 | Methanex Corporation, 5.125, 2027-10-15
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000102759 | ArcelorMittal S.A., 6.55, 2027-11-29
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000102759 | Nestle S.A. - ADR
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000102759 | Takeda Pharmaceutical Company Ltd. - ADR
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000102759 | CoreCivic, Inc., 4.75, 2027-10-15
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000102759 | Bunge Global S.A.
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000102759 | Cash & Equivalent31846V328
Holdings [Line Items]
Percent of Total Investments	3.00%
C000102759 | Money Market Funds
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000102759 | Materials
Holdings [Line Items]
Percent of Net Asset Value	8.40%
C000102759 | Technology
Holdings [Line Items]
Percent of Net Asset Value	12.90%
C000102759 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	7.70%
C000102759 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	8.50%
C000102759 | Energy
Holdings [Line Items]
Percent of Net Asset Value	7.40%
C000102759 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	13.50%
C000102759 | Communications
Holdings [Line Items]
Percent of Net Asset Value	11.30%
C000102759 | Financials
Holdings [Line Items]
Percent of Net Asset Value	6.70%
C000102759 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000102759 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	12.70%
C000102759 | Communications02079K107
Holdings [Line Items]
Percent of Total Investments	54.10%
C000102759 | Consumer Discretionary00751YAF3
Holdings [Line Items]
Percent of Total Investments	36.60%
C000102759 | Commodity98149E303
Holdings [Line Items]
Percent of Total Investments	4.30%
C000102759 | Consumer Staples5076705
Holdings [Line Items]
Percent of Total Investments	2.00%
C000102759 | Commodity
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000142549 | SPDR Gold MiniShares Trust
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000142549 | Belo Corporation, 7.75, 2027-06-01
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000142549 | Buckeye Partners, L.P., 4.125, 2027-12-01
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000142549 | Applied Materials, Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000142549 | Methanex Corporation, 5.125, 2027-10-15
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000142549 | ArcelorMittal S.A., 6.55, 2027-11-29
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000142549 | Nestle S.A. - ADR
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000142549 | Takeda Pharmaceutical Company Ltd. - ADR
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000142549 | CoreCivic, Inc., 4.75, 2027-10-15
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000142549 | Bunge Global S.A.
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000142549 | Cash & Equivalent31846V328
Holdings [Line Items]
Percent of Total Investments	3.00%
C000142549 | Money Market Funds
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000142549 | Materials
Holdings [Line Items]
Percent of Net Asset Value	8.40%
C000142549 | Technology
Holdings [Line Items]
Percent of Net Asset Value	12.90%
C000142549 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	7.70%
C000142549 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	8.50%
C000142549 | Energy
Holdings [Line Items]
Percent of Net Asset Value	7.40%
C000142549 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	13.50%
C000142549 | Communications
Holdings [Line Items]
Percent of Net Asset Value	11.30%
C000142549 | Financials
Holdings [Line Items]
Percent of Net Asset Value	6.70%
C000142549 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000142549 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	12.70%
C000142549 | Communications02079K107
Holdings [Line Items]
Percent of Total Investments	54.10%
C000142549 | Consumer Discretionary00751YAF3
Holdings [Line Items]
Percent of Total Investments	36.60%
C000142549 | Commodity98149E303
Holdings [Line Items]
Percent of Total Investments	4.30%
C000142549 | Consumer Staples5076705
Holdings [Line Items]
Percent of Total Investments	2.00%
C000142549 | Commodity
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000064375 | Hertz Corporation (The), 12.625, 2029-07-15
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000064375 | Kohl's Corporation, 5.55, 2045-07-17
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000064375 | Harrow, Inc., 8.625, 2030-09-15
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000064375 | 1261229 BC Ltd., 10, 2032-04-15
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000064375 | AMC Global Media, Inc., 10.5, 2032-07-15
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000064375 | Pagaya US Holdings Company, LLC, 8.875, 2030-08-01
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000064375 | Six Flags Entertainment Corporation's Wonderland Co/Millennium Operations, LLC, 8.625, 2032-01-15
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000064375 | K Hovnanian Enterprises, Inc., 8.375, 2033-10-01
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000064375 | CoreWeave, Inc., 9, 2031-02-01
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000064375 | Icahn Enterprises, L.P. / Icahn Enterprises Finance Corporation, 10, 2029-11-15
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000064375 | Cash & Equivalent31846V328
Holdings [Line Items]
Percent of Total Investments	0.00%
C000064375 | Materials
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000064375 | Technology
Holdings [Line Items]
Percent of Net Asset Value	12.00%
C000064375 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	7.00%
C000064375 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	9.80%
C000064375 | Energy
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000064375 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	24.50%
C000064375 | Communications
Holdings [Line Items]
Percent of Net Asset Value	16.40%
C000064375 | Financials
Holdings [Line Items]
Percent of Net Asset Value	19.30%
C000064375 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000064375 | Health Care02081GAD4
Holdings [Line Items]
Percent of Total Investments	3.00%
C000064375 | Health Care68288AAA5
Holdings [Line Items]
Percent of Total Investments	92.70%
C000064375 | Financials17259U402
Holdings [Line Items]
Percent of Total Investments	4.30%
C000064375 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	5.20%
C000064376 | Hertz Corporation (The), 12.625, 2029-07-15
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000064376 | Kohl's Corporation, 5.55, 2045-07-17
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000064376 | Harrow, Inc., 8.625, 2030-09-15
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000064376 | 1261229 BC Ltd., 10, 2032-04-15
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000064376 | AMC Global Media, Inc., 10.5, 2032-07-15
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000064376 | Pagaya US Holdings Company, LLC, 8.875, 2030-08-01
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000064376 | Six Flags Entertainment Corporation's Wonderland Co/Millennium Operations, LLC, 8.625, 2032-01-15
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000064376 | K Hovnanian Enterprises, Inc., 8.375, 2033-10-01
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000064376 | CoreWeave, Inc., 9, 2031-02-01
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000064376 | Icahn Enterprises, L.P. / Icahn Enterprises Finance Corporation, 10, 2029-11-15
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000064376 | Cash & Equivalent31846V328
Holdings [Line Items]
Percent of Total Investments	0.00%
C000064376 | Materials
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000064376 | Technology
Holdings [Line Items]
Percent of Net Asset Value	12.00%
C000064376 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	7.00%
C000064376 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	9.80%
C000064376 | Energy
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000064376 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	24.50%
C000064376 | Communications
Holdings [Line Items]
Percent of Net Asset Value	16.40%
C000064376 | Financials
Holdings [Line Items]
Percent of Net Asset Value	19.30%
C000064376 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000064376 | Health Care02081GAD4
Holdings [Line Items]
Percent of Total Investments	3.00%
C000064376 | Health Care68288AAA5
Holdings [Line Items]
Percent of Total Investments	92.70%
C000064376 | Financials17259U402
Holdings [Line Items]
Percent of Total Investments	4.30%
C000064376 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	5.20%
C000128969 | Hertz Corporation (The), 12.625, 2029-07-15
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000128969 | Kohl's Corporation, 5.55, 2045-07-17
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000128969 | Harrow, Inc., 8.625, 2030-09-15
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000128969 | 1261229 BC Ltd., 10, 2032-04-15
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000128969 | AMC Global Media, Inc., 10.5, 2032-07-15
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000128969 | Pagaya US Holdings Company, LLC, 8.875, 2030-08-01
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000128969 | Six Flags Entertainment Corporation's Wonderland Co/Millennium Operations, LLC, 8.625, 2032-01-15
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000128969 | K Hovnanian Enterprises, Inc., 8.375, 2033-10-01
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000128969 | CoreWeave, Inc., 9, 2031-02-01
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000128969 | Icahn Enterprises, L.P. / Icahn Enterprises Finance Corporation, 10, 2029-11-15
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000128969 | Cash & Equivalent31846V328
Holdings [Line Items]
Percent of Total Investments	0.00%
C000128969 | Materials
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000128969 | Technology
Holdings [Line Items]
Percent of Net Asset Value	12.00%
C000128969 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	7.00%
C000128969 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	9.80%
C000128969 | Energy
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000128969 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	24.50%
C000128969 | Communications
Holdings [Line Items]
Percent of Net Asset Value	16.40%
C000128969 | Financials
Holdings [Line Items]
Percent of Net Asset Value	19.30%
C000128969 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000128969 | Health Care02081GAD4
Holdings [Line Items]
Percent of Total Investments	3.00%
C000128969 | Health Care68288AAA5
Holdings [Line Items]
Percent of Total Investments	92.70%
C000128969 | Financials17259U402
Holdings [Line Items]
Percent of Total Investments	4.30%
C000128969 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	5.20%
C000064377 | 428040DC0 | Hertz Corporation (The)
Holdings [Line Items]
Percent of Net Asset Value	6.80%
C000064377 | 896442308 | Trinity Capital, Inc.
Holdings [Line Items]
Percent of Net Asset Value	6.00%
C000064377 | 140501107 | Capital Southwest Corporation
Holdings [Line Items]
Percent of Net Asset Value	5.60%
C000064377 | 925652109 | VICI Properties, Inc.
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000064377 | 69549FAC3 | Pagaya US Holdings Company, LLC
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000064377 | 893830AT6 | Transocean, Inc.
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000064377 | 78454L100 | SM Energy Company
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000064377 | 55087PAE4 | Lyft, Inc.
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000064377 | 427096508 | Hercules Capital, Inc.
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000064377 | 56035L104 | Main Street Capital Corporation
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000064377 | Cash & Equivalent31846V328
Holdings [Line Items]
Percent of Total Investments	0.30%
C000064377 | Money Market Funds
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000064377 | Technology
Holdings [Line Items]
Percent of Net Asset Value	8.30%
C000064377 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000064377 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000064377 | Energy
Holdings [Line Items]
Percent of Net Asset Value	8.50%
C000064377 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	13.00%
C000064377 | Communications
Holdings [Line Items]
Percent of Net Asset Value	8.50%
C000064377 | Financials
Holdings [Line Items]
Percent of Net Asset Value	42.40%
C000064377 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000064377 | Health Care68288AAA5
Holdings [Line Items]
Percent of Total Investments	29.70%
C000064377 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	11.60%
C000064377 | Collateral for Securities Loaned990VR1110
Holdings [Line Items]
Percent of Total Investments	23.90%
C000064377 | Financials78163D100
Holdings [Line Items]
Percent of Total Investments	40.70%
C000064377 | Consumer Staples433000AA4
Holdings [Line Items]
Percent of Total Investments	5.40%
C000064377 | Collateral for Securities Loaned
Holdings [Line Items]
Percent of Net Asset Value	31.00%
C000064378 | 428040DC0 | Hertz Corporation (The)
Holdings [Line Items]
Percent of Net Asset Value	6.80%
C000064378 | 896442308 | Trinity Capital, Inc.
Holdings [Line Items]
Percent of Net Asset Value	6.00%
C000064378 | 140501107 | Capital Southwest Corporation
Holdings [Line Items]
Percent of Net Asset Value	5.60%
C000064378 | 925652109 | VICI Properties, Inc.
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000064378 | 69549FAC3 | Pagaya US Holdings Company, LLC
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000064378 | 893830AT6 | Transocean, Inc.
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000064378 | 78454L100 | SM Energy Company
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000064378 | 55087PAE4 | Lyft, Inc.
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000064378 | 427096508 | Hercules Capital, Inc.
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000064378 | 56035L104 | Main Street Capital Corporation
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000064378 | Cash & Equivalent31846V328
Holdings [Line Items]
Percent of Total Investments	0.30%
C000064378 | Money Market Funds
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000064378 | Technology
Holdings [Line Items]
Percent of Net Asset Value	8.30%
C000064378 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000064378 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000064378 | Energy
Holdings [Line Items]
Percent of Net Asset Value	8.50%
C000064378 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	13.00%
C000064378 | Communications
Holdings [Line Items]
Percent of Net Asset Value	8.50%
C000064378 | Financials
Holdings [Line Items]
Percent of Net Asset Value	42.40%
C000064378 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000064378 | Health Care68288AAA5
Holdings [Line Items]
Percent of Total Investments	29.70%
C000064378 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	11.60%
C000064378 | Collateral for Securities Loaned990VR1110
Holdings [Line Items]
Percent of Total Investments	23.90%
C000064378 | Financials78163D100
Holdings [Line Items]
Percent of Total Investments	40.70%
C000064378 | Consumer Staples433000AA4
Holdings [Line Items]
Percent of Total Investments	5.40%
C000064378 | Collateral for Securities Loaned
Holdings [Line Items]
Percent of Net Asset Value	31.00%
C000128970 | 428040DC0 | Hertz Corporation (The)
Holdings [Line Items]
Percent of Net Asset Value	6.80%
C000128970 | 896442308 | Trinity Capital, Inc.
Holdings [Line Items]
Percent of Net Asset Value	6.00%
C000128970 | 140501107 | Capital Southwest Corporation
Holdings [Line Items]
Percent of Net Asset Value	5.60%
C000128970 | 925652109 | VICI Properties, Inc.
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000128970 | 69549FAC3 | Pagaya US Holdings Company, LLC
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000128970 | 893830AT6 | Transocean, Inc.
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000128970 | 78454L100 | SM Energy Company
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000128970 | 55087PAE4 | Lyft, Inc.
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000128970 | 427096508 | Hercules Capital, Inc.
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000128970 | 56035L104 | Main Street Capital Corporation
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000128970 | Cash & Equivalent31846V328
Holdings [Line Items]
Percent of Total Investments	0.30%
C000128970 | Money Market Funds
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000128970 | Technology
Holdings [Line Items]
Percent of Net Asset Value	8.30%
C000128970 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000128970 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000128970 | Energy
Holdings [Line Items]
Percent of Net Asset Value	8.50%
C000128970 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	13.00%
C000128970 | Communications
Holdings [Line Items]
Percent of Net Asset Value	8.50%
C000128970 | Financials
Holdings [Line Items]
Percent of Net Asset Value	42.40%
C000128970 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000128970 | Health Care68288AAA5
Holdings [Line Items]
Percent of Total Investments	29.70%
C000128970 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	11.60%
C000128970 | Collateral for Securities Loaned990VR1110
Holdings [Line Items]
Percent of Total Investments	23.90%
C000128970 | Financials78163D100
Holdings [Line Items]
Percent of Total Investments	40.70%
C000128970 | Consumer Staples433000AA4
Holdings [Line Items]
Percent of Total Investments	5.40%
C000128970 | Collateral for Securities Loaned
Holdings [Line Items]
Percent of Net Asset Value	31.00%